DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
DEPOSITS

NOTE 19: DEPOSITS

The aggregate amount of short-term certificates of deposit, each with a minimum denomination of EUR 75,590, which approximates USD 100,000, was EUR 132,190 thousand at December 31, 2011 (2010: EUR 539,376 thousand). At December 31, 2011, interest-bearing deposits with scheduled maturities in excess of one year were EUR 650,187 thousand (2010: EUR 656,107 thousand).

Deposits made by Greek residents and foreign customers at December 31, comprised:

	2010			2011
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)			(EUR in thousands)
Interest bearing:
Public sector	3,221,218	131,267	3,352,485	1,740,647	56,266	1,796,913
Private sector:
Corporations	3,268,323	6,687,729	9,956,052	2,773,259	4,802,960	7,576,219
Individuals	42,006,925	10,113,819	52,120,744	34,977,371	12,159,912	47,137,283
Interbank	24,261,740	1,607,811	25,869,551	31,576,223	906,713	32,482,936
Total interest bearing deposits	72,758,206	18,540,626	91,298,832	71,067,500	17,925,851	88,993,351
Non-interest bearing:
Public sector	132,164	47,256	179,420	353,244	18,353	371,597
Private sector:
Corporations	666,511	721,179	1,387,690	561,296	763,524	1,324,820
Individuals	261,623	510,278	771,901	158,755	547,265	706,020
Interbank	55,005	202,633	257,638	118,616	60,898	179,514
Total non-interest bearing deposits	1,115,303	1,481,346	2,596,649	1,191,911	1,390,040	2,581,951
Total:
Public sector	3,353,382	178,523	3,531,905	2,093,891	74,619	2,168,510
Private sector:
Corporations	3,934,834	7,408,908	11,343,742	3,334,555	5,566,484	8,901,039
Individuals	42,268,548	10,624,097	52,892,645	35,136,126	12,707,177	47,843,303
Interbank	24,316,745	1,810,444	26,127,189	31,694,839	967,611	32,662,450
Total deposits	73,873,509	20,021,972	93,895,481	72,259,411	19,315,891	91,575,302

Included in the above table are interest bearing deposits of EUR 1,240,756 thousand and EUR 1,779,727 thousand for 2010 and 2011 respectively for which the Group has elected the fair value option. Such instruments are accounted for at fair value because they have embedded derivatives and the Group elected to account for them at fair value rather than separating the embedded derivatives, or because they are managed on a fair value basis and the Group elected to apply the fair value option provided by ASC 825 “Financial Instruments”. During 2010 and 2011 losses of EUR (12,389) thousand and EUR (48,979) thousand, respectively, relating to fair value changes of these deposits were included in net trading loss, of which EUR NIL and a gain of EUR 10,973 thousand, respectively, relate to credit risk.

Interest bearing interbank deposits under “Greek residents” mainly include the funding from the ECB and ELA type facility (through the Bank of Greece) amounting to EUR 24,214,517 thousand and EUR 31,307,746 thousand for 2010 and 2011 respectively.